S000011205 [Member] Annual Fund Operating Expenses - Dodge & Cox Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2029
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.41%
Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.36%	[2]
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.33%	[2]

[1]	Management fees include investment advisory fee expenses of 0.30% for each class of the Fund; and administrative services fee expenses of 0.10% for the Fund’s Class I shares and 0.05% for the Fund’s Class X shares.
[2]	Dodge & Cox has contractually agreed, through April 30, 2029, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Fund’s Class X shares at an amount 0.08% less than the net ordinary expense ratio of the Fund’s Class I shares. This agreement cannot be terminated prior to April 30, 2029, other than by resolution of the Fund’s Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non‑routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year.